Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Required Tabular Disclosure of Pay Versus Performance

The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid for Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation” section above.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Average Compensation Actually Paid for Non-PEO Named Executive Officers(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Income (Loss)
2024	4,149,858	1,943,517	1,231,158	871,612	$111.99	$(126,874,000)
2023	4,639,590	6,316,189	1,434,365	1,958,801	$157.73	$(102,244,000)
2022	1,870,560	1,769,434	832,068	788,618	$93.27	$(109,783,000)

PEO Total Compensation Amount	$ 4,149,858	$ 4,639,590	$ 1,870,560
PEO Actually Paid Compensation Amount	$ 1,943,517	6,316,189	1,769,434
Adjustment To PEO Compensation, Footnote
(1)	Elizabeth Barrett, our Chief Financial Officer, was our PEO for each year reported
(2)	The non-PEO NEOs, for each year reported were as follows:
2024: Chris Degnan, our Chief Financial Officer; Jason Smith, our General Counsel and Chief Compliance Officer; and Don Kim, our former Chief Financial Officer
2023: Mark Schoenberg, our Chief Medical Officer; and Jason Smith
2022: Don Kim and Jason Smith
(3)

For fiscal year 2024, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,751,111)	(1,071,230)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	-	(695,294)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	1,866,200	1,267,052
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(1,401,192)	(459,291)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	79,762	7,227
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	(2,206,341)	(951,536)

For fiscal year 2023, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2023, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	(2,464,250)	(896,250)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	(836,533)	(468,459)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	3,982,234	1,885,051
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	859,009	286,886
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	136,140	241,644
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	1,676,600	1,048,873

For fiscal year 2022, the Compensation Actually Paid to the PEO and the average Compensation Actually Paid to the non-PEO NEOs reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for fiscal year 2022, computed in accordance with Item 402(v) of Regulation S-K:

	Adjustments to Determine Compensation Actually Paid for PEO	Adjustments to Determine Compensation Actually Paid for Non-PEO NEOs
Deduction for Amounts Reported under the "Stock Awards" Column in the SCT	-	(135,100)
Deduction for Amounts Reported under the "Option Awards" Columns in the SCT	(753,195)	(264,770)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end	828,079	428,569
Increase for Fair Value of Awards Granted during year that Vest during year	-	-
Increase/deduction for Change in Fair Value from Prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	(94,871)	(41,985)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	(81,139)	(73,614)
Deduction of Fair Value of Awards Granted Prior to year that were Forfeited during year	-	-
Increase based upon Incremental Fair Value of Awards Modified during year	-	-
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award	-	-
Total Adjustments	(101,126)	(86,901)

Non-PEO NEO Average Total Compensation Amount	$ 1,231,158	1,434,365	832,068
Non-PEO NEO Average Compensation Actually Paid Amount	$ 871,612	1,958,801	788,618
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and the Company’s TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Loss

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our non-PEO NEOs, and our net loss during the three most recently completed fiscal years.

The information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 111.99	157.73	93.27
Net Income (Loss)	(126,874,000)	(102,244,000)	(109,783,000)
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,206,341)	1,676,600	(101,126)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,866,200	3,982,234	828,079
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,401,192)	859,009	(94,871)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,762	136,140	(81,139)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,751,111)	(2,464,250)	0
PEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(836,533)	(753,195)
PEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(951,536)	1,048,873	(86,901)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,267,052	1,885,051	428,569
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(459,291)	286,886	(41,985)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,227	241,644	(73,614)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Deduction for Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,071,230)	(896,250)	(135,100)
Non-PEO NEO | Deduction for Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(695,294)	(468,459)	(264,770)
Non-PEO NEO | Increase Based Upon Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0